Provisions (Details)	12 Months Ended
	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)
Statement [Line Items]
Beginning balance		$ 886		$ 13,630
Additions	$ 604,000,000			652,000,000
Transfers		(3)	$ (38)
Inflation adjustment	(213,000,000)			(436,000,000)
Used during the year	(304,000,000)			(288,000,000)
Deconsolidation (see Note 4)				(11,635)
Transfer to / of assets available for sales				10
Currency translation adjustment	(8,000,000)			(1,251,000,000)
Ending balance		720	886
Legal Claims [Member]
Statement [Line Items]
Beginning balance		863	6,221
Additions	604,000,000		788,000,000
Transfers	(38,000,000)		(3,000,000)
Inflation adjustment	(436,000,000)		(213,000,000)
Used during the year	(273,000,000)		(238,000,000)
Deconsolidation (see Note 4)				(5,072)
Transfer to / of assets available for sales				10
Currency translation adjustment	(8,000,000)		(630,000,000)
Ending balance		712	863
Investments In Associates And Joint Ventures [Member]
Statement [Line Items]
Beginning balance		23	43
Additions	0		0
Transfers			0
Inflation adjustment		0	0
Used during the year	(15)		(20,000,000)
Deconsolidation (see Note 4)		0
Transfer to / of assets available for sales		0
Currency translation adjustment	0		0
Ending balance		8	23
Incorporated by business combination			0
Site Dismantling And Remediation [Member]
Statement [Line Items]
Beginning balance		0	1,102
Additions	0		46
Transfers	0		0
Inflation adjustment	0		0
Used during the year	0		0
Deconsolidation (see Note 4)		0	(1,071)
Transfer to / of assets available for sales				0
Currency translation adjustment	0		(77,000,000)
Ending balance		0	0
Other Provisions [Member]
Statement [Line Items]
Beginning balance		0	6,264
Additions	0			182
Transfers	0			0
Used during the year	0		(46,000,000)
Deconsolidation (see Note 4)				$ (5,492)
Currency translation adjustment	$ 0		(544,000,000)
Ending balance		$ 0	$ 0